8. STOCK OPTIONS AND WARRANTS (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Options And Warrant Tables
Expected volatility	228.00%	236.00%	208.00%
Expected dividends	0.00%	0.00%	0.00%
Expected average term (in years)	6 years 6 months	5 years 4 months 17 days	4 years 3 months
Risk free rate - average	1.875%	2.67%	1.78%
Forfeiture rate	0.00%	0.00%	0.00%